Segmental analysis - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
UK
Disclosure of operating segments [line items]
Total non-current assets other than financial instruments and pension assets	£ 20,816	£ 20,045	£ 26,261
US
Disclosure of operating segments [line items]
Total non-current assets other than financial instruments and pension assets	£ 27,663	£ 28,951	23,774
UK Gas Distribution (Cadent)
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	39.00%	39.00%
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	£ 0	£ 11	0
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	0	4	0
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	36	435	11
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating exceptional items and remeasurements credit (debit)	£ 0	£ 115	£ 0